PGIM Nasdaq-100 Buffer 12 ETF - October N-1A Cover	Jun. 26, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	PGIM ROCK ETF TRUST
Entity Central Index Key	0001992104
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 26, 2026
Prospectus Date	Jun. 26, 2026